Shareholder Report, Average Annual Return (Details)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Optimize Strategy Index ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimize Strategy Index ETF NAV
Average Annual Return, Percent	7.87%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	13.44%